Goodwill (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill.
Schedule of changes in carrying value of goodwill by segment

		Existing home	New home	Emerging
	Real estate	transaction	transaction	and other
	business	services	services	services	Total
	RMB	RMB	RMB	RMB	RMB

	(in thousands)
Balance as of December 31, 2017 (i)	710,983	—	—	—	710,983
New additions (ii)	424,051	—	—	—	424,051
Re‑assignment of goodwill (iii)	(1,135,034)	848,732	286,302	—	—
Balance as of December 31, 2018	—	848,732	286,302	—	1,135,034
New additions (iv)	—	1,343,556	—	16,193	1,359,749
Disposal of a business (v)	—	(17,708)	—	—	(17,708)
Balance as of December 31, 2019	—	2,174,580	286,302	16,193	2,477,075
New additions (vi)	—	—	13,080	—	13,080
Re‑assignment of goodwill (vii)	—	(1,192,875)	1,192,875	—	—
Impairment provided (viii)	—	(695)	(5,770)	(16,193)	(22,658)
Balance as of December 31, 2020	—	981,010	1,486,487	—	2,467,497
(i)	During 2011 to 2017, the Group acquired several real estate agency companies, such as Deyou Real Estate Agency, Shenzhen Zhonglian Real Estate Agency Co., Ltd., Sichuan Yicheng Real Estate Brokerage Co., Ltd., Beijing Gaoce Real Estate Agency Co., Ltd., Dalian Haowangjiao Real Estate Agency Co., Ltd., and Mantanghong (China) Real Estate Co., Ltd., which primarily operated existing home transaction services and new home transaction services in the PRC. Total consideration for these acquisitions consisted of issuance of Class A Ordinary Shares of the Company valued at approximately RMB1,871.1 million, issuance of shares of the Group’s subsidiaries valued at approximately RMB39.5 million and RMB482.6 million in cash. The excess of purchase price over net tangible assets and identifiable intangible assets acquired were recorded as goodwill which amounted to RMB1,342.8 million at the acquisition date. The Group estimated the fair value of acquired assets and liabilities with the assistance of an independent valuation firm. As of December 31, 2017, the Company provided RMB631.8 million of impairment charge on goodwill, as the financial performances of certain acquired business were significantly below the forecasts on the acquisition dates.
(ii)	During the year ended December 31, 2018, the additions under real estate business were mainly related to the acquisition of Eall (TianJin) Networking Technology Co., Ltd. (“Eall”) (Note 24), which was all reassigned to existing home transaction services segment subsequent to the Reorganization.

12. Goodwill (Continued)

(iii)	Prior to the Reorganization, the Group had one reportable segment. Concurrent with the Reorganization, the Group changed its internal organizational structure and separated the real estate business segment into three segments which were existing home transaction services, new home transaction services and emerging and other services. The Company reassigned goodwill, including accumulated impairments, to the reporting units affected at the time the structure change was made using a relative fair value allocation approach. All goodwill was reassigned to existing home transaction services and new home transaction services as the reporting units affected related to these two segments.
(iv)	During the year ended December 31, 2019, the addition under existing home transaction services was related to the acquisition of Zhonghuan (Note 24), while all the additions under other service segment was related to the acquisition of a subsidiary operating home improvement business.
(v)	In November 2019, the Group disposed of one of Zhonghuan’s subsidiaries. The net assets disposed constituted a business and a portion of Zhonghuan’s goodwill which amount equals to RMB17.7 million was disposed.
(vi)	During the year ended December 31, 2020, the addition under new home transaction services was related to the acquisition of a new home transaction business.
(vii)	Zhonghuan was defined as one reporting unit after its acquisition. In the fourth quarter of 2020, the Group completed the integration of Zhonghuan business with its existing home and new home transaction business. As such, the Company reassigned goodwill to reporting units affected using the relative fair value approach based on forecasted incremental revenue to the reporting units after the integration. RMB1,192.9 million of goodwill was reassigned to new home transaction segment, while RMB133.0 million remained in existing home transaction segment. The management performed a quantitative impairment test for the reporting unit of Zhonghuan before the reassignment with the assistance of an independent valuation firm. Based on the assessment, the fair value exceeded the carrying amounts of the reporting unit and no impairment was identified. The management also performed a qualitative analysis on the affected reporting units after the reassignment, no impairment was identified in these affected reporting units as their business were profitable and fast growing, and it is more-likely-than-not that the fair values of these reporting units are more than their carrying amounts.
(viii)	At the end of 2020, to further streamline the Group's home improvement business, management decided to terminate the home improvement business it acquired in 2019. Goodwill of RMB16.2 million associated with this reporting unit was determined to be fully impaired. Other impairments in goodwill were related to cities where the management decided not to operate any Beike platform business, and goodwill was fully impaired in these reporting units.